DEBT (Details 1) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Oct. 05, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Notes payable	$ 3,833.0	$ 3,848.8		$ 665.1	$ 666.2
Capital Lease Obligations		4.6			3.6
Debt Issuance Cost		(32.9)			(8.9)
Current installments of long-term debt	205.1	205.0		16.4	16.4
Long-term debt	3,627.9	3,643.8		$ 648.7	649.8
Senior Term Loan Facility
Debt Instrument [Line Items]
Notes payable		$ 1,350.0			$ 0.0
Interest rate		2.17%			0.00%
Sumitomo Credit Facility
Debt Instrument [Line Items]
Notes payable		$ 800.0			$ 0.0
Interest rate		1.77%			0.00%
Variable-Rate Recovery Zone Bonds
Debt Instrument [Line Items]
Notes payable		$ 103.0			$ 103.0
Interest rate		1.40%			1.31%
Variable -Rate Go Zone Bonds
Debt Instrument [Line Items]
Notes payable		$ 50.0			$ 50.0
Interest rate		1.40%			1.31%
Industrial Development and Environmental Improvement Obligations
Debt Instrument [Line Items]
Notes payable		$ 2.9			$ 2.9
Interest rate		0.27%			0.20%
Senior Term Loan Facility due 2019
Debt Instrument [Line Items]
Notes payable		$ 0.0			$ 149.1
Interest rate		0.00%			1.66%
2023 Notes
Debt Instrument [Line Items]
Notes payable		$ 720.0			$ 0.0
Interest rate		9.75%	9.75%		0.00%
2025 Notes
Debt Instrument [Line Items]
Notes payable		$ 500.0			$ 0.0
Interest rate		10.00%	10.00%		0.00%
2022 Notes
Debt Instrument [Line Items]
Notes payable		$ 200.0			$ 200.0
Interest rate		5.50%			5.50%
Notes payable due 2016
Debt Instrument [Line Items]
Notes payable		$ 126.2			$ 128.7
Interest rate		6.75%			6.75%
SunBelt Notes
Debt Instrument [Line Items]
Notes payable		$ 25.0			$ 37.8
Interest rate		7.23%			7.23%
Unamortized fair value premium		$ 0.2			$ 0.5
Variable Interest Rate Swaps $125M
Debt Instrument [Line Items]
Deferred (Gain) Loss on Discontinuation of Fair Value Hedge	$ (0.6)	1.2			3.7		$ 11.0
SunBelt Notes
Debt Instrument [Line Items]
Deferred (Gain) Loss on Discontinuation of Fair Value Hedge		$ 0.4			$ 0.8	$ 2.2